INVESTORS
___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
B A N K & T R U S T
May 4, 2007

VIA EDGAR

Securities and Exchange Commission
Office of Filings, Information and Consumer Services
100 F Street N.E.
Washington, D.C. 20549

Re:  TIFF Investment Program, Inc. (“TIP”)
File Nos. 33-73408 and 811-08234

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of TIP, please accept this letter as certification that the statement of additional information for TIP dated April 30, 2007, does not differ from that contained in Post-Effective Amendment No. 29 (the “Amendment”) to TIP’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2007.

Please do not hesitate to contact the undersigned at (617) 937-5549 if you have any questions.

Sincerely,

/s/ Abigail Murray
Abigail Murray, Esq.